INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

July 16, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
 File No. 333-122901
on behalf of GaveKal Platform Company Fund

The Trust is filing Post-Effective Amendment No. 100 to its Registration Statement under Rule 485(a)(2) to create a new series, GaveKal Platform Company Fund.

Please direct your comments to Sardjono Kadiman at (626) 914-2109.  Thank you.

Sincerely,

/s/Sardjono Kadiman

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer